Accrued Expenses and Other Liabilities (Details) $ in Thousands, £ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 6,568	$ 3,296
Research and development costs	10,449	9,362
UCLB milestone	663	638	£ 0.5
Professional fees	2,611	4,130
Deferred rent		561
Corporate tax	391	620
Other liabilities	716	447
Total accrued expenses and other liabilities	21,398	19,054
Current portion of long term debt and leases	$ 300	$ 400